PROPERTY OWNED	12 Months Ended
Apr. 30, 2013
PROPERTY OWNED [Abstract]
PROPERTY OWNED
NOTE 4 • PROPERTY OWNED
Property, consisting principally of real estate, is stated at cost less accumulated depreciation and totaled $1.6 billion and $1.5 billion as of April 30, 2013, and 2012, respectively.
Construction period interest of approximately $742,000, $571,000, and $152,000 has been capitalized for the years ended April 30, 2013, 2012, and 2011, respectively.
The future minimum lease receipts to be received under non-cancellable leases for commercial properties as of April 30, 2013, assuming that no options to renew or buy out the lease are exercised, are as follows:
Year Ended April 30,	(in thousands)
2014	$114,118
2015	102,967
2016	92,131
2017	77,193
2018	61,744
Thereafter	195,986
$644,139
See Real Estate Investments within Note 2 for information about impairment losses recorded during fiscal years 2013 and 2012.